Investment Strategy	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through managed exposure to bitcoin futures contracts (“Bitcoin Futures Contracts”) and investments in U.S. Treasury securities. Under normal market conditions, the Fund will invest at least 80% of its assets in Bitcoin Futures Contracts and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts (such as Bitcoin Futures Contracts) will be valued at their notional value. The Fund does not invest directly in bitcoin. Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”) and Vident Advisory, LLC serves as the Fund’s investment sub-adviser (“Vident” or the “Sub-Adviser”).

The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin Futures Contracts and 100% exposure to U.S. Treasury securities. A long-flat strategy, like the one utilized by the Fund, takes a long position when a trend is detected, seeking to take advantage of an anticipated increase in an asset’s value. However, when a downward trend is detected, instead of shorting the downtrend, the strategy exits the position and remains in cash or cash equivalents. The Fund’s strategy is based upon a proprietary signal that is based upon an observation and comparison of bitcoin’s 10-day and 20-day exponential moving average price. An exponential moving average applies a weighting factor to each price point, giving exponentially more weight to recent data, making it a useful tool for identifying trends as it is more responsive to new price changes and trends. This signal is completely quantitative in nature and is based solely on the price movement of bitcoin. The trend-following strategy utilized by the Fund seeks to enhance risk-adjusted returns and decrease the downside risk associated with investments in bitcoin-linked instruments, such as Bitcoin Futures Contracts. Due to the nature of the Fund’s trend-following investment strategy, there will be periods – and perhaps extended periods – when the Fund has no exposure to Bitcoin Futures Contracts, as the entirety of its assets will be invested in U.S. Treasury securities.

Even during periods when the Fund has 100% notional exposure to Bitcoin Futures Contracts, it will still invest up to 75% of its remaining assets in U.S. Treasuries, other U.S. government obligations, money market funds, cash and cashlike equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) to provide liquidity, serve as margin or collateralize the Fund’s investments in Bitcoin Futures Contracts. Due to the high margin requirements that are unique to Bitcoin Futures Contracts and certain tests that must be met in order to qualify as a regulated investment company (“RIC”), the Fund may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to Bitcoin Futures Contracts. The use of reverse repurchase agreements constitutes a form of borrowing.

During periods when the Fund has 100% notional exposure to Bitcoin Futures Contracts, the Fund may enter into swap agreements that provide exposure to bitcoin or Bitcoin Futures Contracts. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a typical swap transaction, two parties agree to exchange, or “swap,” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. It is currently contemplated that the Fund would primarily utilize swap agreements to provide exposure to movements occurring in the price of bitcoin during times when Bitcoin Futures Contracts are not trading (such as over the weekend). However, the Fund may utilize such swap agreements under other circumstances as well, such as if the Fund is not able to obtain exposure to Bitcoin Futures Contracts. To the extent the Fund utilizes swap agreements, such instruments will be cash-settled uncleared and non-exchange traded.

Additional Information Relating to Bitcoin Futures Contracts

When the Fund has exposure to Bitcoin Futures Contracts, the Fund generally seeks to invest in cash-settled, front-month Bitcoin Futures Contracts. The Fund may also invest in back-month, cash-settled Bitcoin Futures Contracts. Front-month Bitcoin Futures Contracts are those contracts with the shortest time to maturity. Back-month Bitcoin Futures Contracts are those with longer times to maturity.

Bitcoin Futures Contracts are standardized, cash-settled futures contracts traded on commodity exchanges registered with the CFTC that use bitcoin as the reference asset. In general, a futures contract is a legal agreement to buy or sell a standardized asset on a specific date or during a specific month that is facilitated through a futures exchange. When a futures contract reaches its expiration, the holder of a futures contract (such as the Fund) must sell that futures contract and replace it with a new futures contract with a later expiration date. This is called “rolling.” Bitcoin Futures Contracts are cash settled on their expiration date, unless they are “rolled” prior to expiration. The Fund intends to “roll” its futures positions in the week prior to expiration and will typically roll to the next available contract (i.e., the contract with the next upcoming expiration date). However, the Fund is not required to roll the contracts at any specific time and the Adviser may roll the contracts at any time of its choosing, depending upon prevailing market conditions and other factors. The Fund’s regular purchases and sales of individual Bitcoin Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

Before a Bitcoin Futures Contract’s expiration, it may trade at a value that is higher or lower than the spot price of bitcoin. When a Bitcoin Futures Contract is trading at a price that is greater than the spot price of bitcoin, the market is said to be in “contango.” If the Bitcoin Futures Contract is trading at a price that is lower than the spot price of bitcoin, the market is said to be in “backwardation.” As the time to expiry of the Bitcoin Futures Contract decreases, the price will trend towards the spot price of bitcoin. When a Bitcoin Futures Contract is in contango, this will cause the return of the contract to underperform the spot price of bitcoin. When a Bitcoin Futures Contract is in backwardation, this will cause the return of the contract to overperform the spot price of bitcoin. The performance of Bitcoin Futures Contracts and bitcoin may not be precisely correlated, over short or long periods of time. To the extent the Fund has investments in back-month Bitcoin Futures Contracts, the Fund’s performance can be expected to be less correlated with the price of bitcoin than if it held front-month Bitcoin Futures Contracts.

The Fund invests in Bitcoin Futures Contracts primarily through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Bitcoin Futures Contracts markets in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Bitwise Investment Manager, LLC, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its assets in Bitcoin Futures Contracts and U.S. Treasury securities.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through managed exposure to bitcoin futures contracts (“Bitcoin Futures Contracts”), ether futures contracts (“Ether Futures Contracts,” and with Bitcoin Futures Contracts, “Bitcoin and Ether Futures Contracts”) and U.S. Treasury securities. Under normal market conditions, the Fund will invest at least 80% of its assets in Bitcoin and Ether Futures Contracts and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts (such as Bitcoin and Ether Futures Contracts) will be valued at their notional value. The Fund does not invest directly in bitcoin or ether. Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”).

The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin and Ether Futures Contracts and 100% exposure to U.S. Treasury securities. A long-flat strategy, like the one utilized by the Fund, takes a long position when a trend is detected, seeking to take advantage of an anticipated increase in an asset’s value. However, when a downward trend is detected, instead of shorting the downtrend, the strategy exits the position and remains in cash or cash equivalents. The Fund’s strategy is based upon a proprietary signal that is based upon an observation and comparison of bitcoin’s 10-day and 20-day exponential moving average price. An exponential moving average applies a weighting factor to each price point, giving exponentially more weight to recent data, making it a useful tool for identifying trends as it is more responsive to new price changes and trends. This signal is completely quantitative in nature and is based solely on the price movement of bitcoin. Each time the proprietary signal causes the Fund to allocate to Bitcoin and Ether Futures Contracts, the Fund will initially seek to equally weight its exposure to Bitcoin Futures Contracts and Ether Futures Contracts, meaning that it will seek 50% economic exposure to Bitcoin Futures Contracts and 50% economic exposure to Ether Futures Contracts. The relative exposure to Bitcoin Futures Contracts and Ether Futures Contracts following this initial allocation will fluctuate based on the relative performance of each futures contract until the position is closed. The trend-following strategy utilized by the Fund seeks to enhance risk-adjusted returns and decrease the downside risk associated with investments in bitcoin- and ether-linked instruments, such as Bitcoin and Ether Futures Contracts. Due to the nature of the Fund’s trend-following investment strategy, there will be periods – and perhaps extended periods – when the Fund has no exposure to Bitcoin and Ether Futures Contracts, as the entirety of its assets will be invested in U.S. Treasury securities.

Even during periods when the Fund has 100% notional exposure to Bitcoin and Ether Futures Contracts, it will still invest up to 75% of its remaining assets in U.S. Treasuries, other U.S. government obligations, money market funds, cash and cashlike equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) to provide liquidity, serve as margin or collateralize the Fund’s investments in Bitcoin and Ether Futures Contracts. Due to the high margin requirements that are unique to Bitcoin and Ether Futures Contracts and certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to Bitcoin and Ether Futures Contracts. The use of reverse repurchase agreements constitutes a form of borrowing.

During periods when the Fund has 100% notional exposure to Bitcoin and Ether Futures Contracts, the Fund may enter into swap agreements that provide exposure to bitcoin, ether, Bitcoin Futures Contracts or Ether Futures Contracts. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a typical swap transaction, two parties agree to exchange, or “swap”, payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. It is currently contemplated that the Fund would primarily utilize swap agreements to provide exposure to movements occurring in the price of bitcoin or ether during times when Bitcoin and Ether Futures Contracts are not trading (such as over the weekend). However, the Fund may utilize such swap agreements under other circumstances as well, such as if the Fund is not able to obtain exposure to Bitcoin Futures Contracts or Ether Futures Contracts. To the extent the Fund utilizes swap agreements, such instruments will be cash-settled uncleared and non-exchange traded.

Additional Information Relating to Bitcoin and Ether Futures Contracts

When the Fund has exposure to Bitcoin and Ether Futures Contracts, the Fund generally seeks to invest in cash-settled, front-month Bitcoin and Ether Futures Contracts. The Fund may also invest in back-month, cash-settled Bitcoin and Ether Futures Contracts. Front-month Bitcoin and Ether Futures Contracts are those contracts with the shortest time to maturity. Back-month Bitcoin and Ether Futures Contracts are those with longer times to maturity.

Both Bitcoin Futures Contracts and Ether Futures Contracts are standardized, cash-settled futures contracts traded on commodity exchanges registered with the CFTC that use bitcoin or ether, as applicable, as the reference asset. In general, a futures contract is a legal agreement to buy or sell a standardized asset on a specific date or during a specific month that is facilitated through a futures exchange. When a futures contract reaches its expiration, the holder of a futures contract (such as the Fund) must sell that futures contract and replace it with a new futures contract with a later expiration date. This is called “rolling.” Bitcoin and Ether Futures Contracts are cash settled on their expiration date, unless they are “rolled” prior to expiration. The Fund intends to “roll” its futures positions in the week prior to expiration and will typically roll to the next available contract (i.e., the contract with the next upcoming expiration date). However, the Fund is not required to roll the contracts at any specific time and the Adviser may roll the contracts at any time of its choosing, depending upon prevailing market conditions and other factors. The Fund’s regular purchases and sales of individual Bitcoin and Ether Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

Before a Bitcoin Futures Contract’s expiration, it may trade at a value that is higher or lower than the spot price of its reference asset, bitcoin. When a Bitcoin Futures Contract is trading at a price that is greater than the spot price of bitcoin, the market is said to be in “contango.” If the Bitcoin Futures Contract is trading at a price that is lower than the spot price of bitcoin, the market is said to be in “backwardation.” The same applies to an Ether Futures Contract with respect to its reference asset, ether. As the time to expiry of the Bitcoin Futures Contract or Ether Futures Contract decreases, the price will trend towards the spot price of its reference asset. When a Bitcoin Futures Contract or Ether Futures Contract is in contango, this will cause the return of the contract to underperform the spot price of the reference asset. When a Bitcoin Futures Contract or Ether Futures Contract is in backwardation, this will cause the return of the contract to overperform the spot price of the reference asset. The performance of Bitcoin Futures Contracts and bitcoin, and Ether Futures Contracts and ether, may not be precisely correlated over short or long periods of time. To the extent the Fund has investments in back-month Bitcoin Futures Contracts or Ether Futures Contracts, the Fund’s performance can be expected to be less correlated with the price of bitcoin or ether, as applicable, than if it held front-month futures contracts.

The Fund invests in Bitcoin and Ether Futures Contracts primarily through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Bitcoin and Ether Futures Contracts markets in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Bitwise Investment Manager, LLC, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its assets in Bitcoin and Ether Futures Contracts and U.S. Treasury securities.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through managed exposure to ether futures contracts (“Ether Futures Contracts”) and investments in U.S. Treasury securities. Under normal market conditions, the Fund will invest at least 80% of its assets in Ether Futures Contracts and U.S. Treasury securities. For purposes of compliance with this investment policy, derivative contracts (such as Ether Futures Contracts) will be valued at their notional value. The Fund does not invest directly in ether. Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”).

The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Ether Futures Contracts and 100% exposure to U.S. Treasury securities. A long-flat strategy, like the one utilized by the Fund, takes a long position when a trend is detected, seeking to take advantage of an anticipated increase in an asset’s value. However, when a downward trend is detected, instead of shorting the downtrend, the strategy exits the position and remains in cash or cash equivalents. The Fund’s strategy is based upon a proprietary signal that is based upon an observation and comparison of ether’s 10-day and 20-day exponential moving average price. An exponential moving average applies a weighting factor to each price point, giving exponentially more weight to recent data, making it a useful tool for identifying trends as it is more responsive to new price changes and trends. This signal is completely quantitative in nature and is based solely on the price movement of ether. The trend-following strategy utilized by the Fund seeks to enhance risk-adjusted returns and decrease the downside risk associated with investments in ether-linked instruments, such as Ether Futures Contracts. Due to the nature of the Fund’s trend-following investment strategy, there will be periods – and perhaps extended periods – when the Fund has no exposure to Ether Futures Contracts, as the entirety of its assets will be invested in U.S. Treasury securities.

Even during periods when the Fund has 100% notional exposure to Ether Futures Contracts, it will still invest up to 75% of its remaining assets in U.S. Treasuries, other U.S. government obligations, money market funds, cash and cashlike equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) to provide liquidity, serve as margin or collateralize the Fund’s investments in Ether Futures Contracts. Due to the high margin requirements that are unique to Ether Futures Contracts and certain tests that must be met in order to qualify as a RIC, the Fund may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to Ether Futures Contracts. The use of reverse repurchase agreements constitutes a form of borrowing.

During periods when the Fund has 100% notional exposure to Ether Futures Contracts, the Fund may enter into swap agreements that provide exposure to ether or Ether Futures Contracts. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a typical swap transaction, two parties agree to exchange, or “swap”, payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. It is currently contemplated that the Fund would primarily utilize swap agreements to provide exposure to movements occurring in the price of ether during times when Ether Futures Contracts are not trading (such as over the weekend). However, the Fund may utilize such swap agreements under other circumstances as well, such as if the Fund is not able to obtain exposure to Ether Futures Contracts. To the extent the Fund utilizes swap agreements, such instruments will be cash-settled uncleared and non-exchange traded.

Additional Information Relating to Ether Futures Contracts

When the Fund has exposure to Ether Futures Contracts, the Fund generally seeks to invest in cash-settled, front-month Ether Futures Contracts. The Fund may also invest in back-month, cash-settled Ether Futures Contracts. Front-month Ether Futures Contracts are those contracts with the shortest time to maturity. Back-month Ether Futures Contracts are those with longer times to maturity.

Ether Futures Contracts are standardized, cash-settled futures contracts traded on commodity exchanges registered with the CFTC that use ether as the reference asset. In general, a futures contract is a legal agreement to buy or sell a standardized asset on a specific date or during a specific month that is facilitated through a futures exchange. When a futures contract reaches its expiration, the holder of a futures contract (such as the Fund) must sell that futures contract and replace it with a new futures contract with a later expiration date. This is called “rolling.” Ether Futures Contracts are cash settled on their expiration date, unless they are “rolled” prior to expiration. The Fund intends to “roll” its futures positions in the week prior to expiration and will typically roll to the next available contract (i.e., the contract with the next upcoming expiration date). However, the Fund is not required to roll the contracts at any specific time and the Adviser may roll the contracts at any time of its choosing, depending upon prevailing market conditions and other factors. The Fund’s regular purchases and sales of individual Ether Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

Before an Ether Futures Contract’s expiration, it may trade at a value that is higher or lower than the spot price of ether. When an Ether Futures Contract is trading at a price that is greater than the spot price of ether, the market is said to be in “contango.” If the Ether Futures Contract is trading at a price that is lower than the spot price of ether, the market is said to be in “backwardation.” As the time to expiry of the Ether Futures Contract decreases, the price will trend towards the spot price of ether. When an Ether Futures Contract is in contango, this will cause the return of the contract to underperform the spot price of ether. When an Ether Futures Contract is in backwardation, this will cause the return of the contract to overperform the spot price of ether. The performance of Ether Futures Contracts and ether may not be precisely correlated, over short or long periods of time. To the extent the Fund has investments in back-month Ether Futures Contracts, the Fund’s performance can be expected to be less correlated with the price of ether than if it held front-month Ether Futures Contracts.

The Fund invests in Ether Futures Contracts primarily through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Ether Futures Contracts markets in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Bitwise Investment Manager, LLC, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its assets in Ether Futures Contracts and U.S. Treasury securities.
Bitwise Web3 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index. The Fund, using a full replication approach, attempts to reproduce, before fees and expenses, the performance of the Index. The index provider, administrator and owner of the Index is Bitwise Index Services, LLC (the “Index Provider”). Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”) and Vident Advisory, LLC (d/b/a Vident Asset Management) serves as the Fund’s investment sub-adviser (“Vident” or the “Sub-Adviser”). The Fund will not invest either directly or indirectly in cryptocurrencies, such as through direct holdings of cryptocurrencies (e.g. bitcoin) or indirectly through derivatives that reference cryptocurrencies (e.g. bitcoin derivatives).

The Index provides focused exposure to the equity securities of companies that are well-positioned to benefit from the emergence of Web3 and Web3 technologies (“Web3 Companies”). By seeking to track the Index pursuant to a replication methodology, the Fund intends to provide such exposure to its shareholders. The Fund will invest substantially all, but at least 80%, of its net assets plus borrowings in securities issued by Web3 Companies. The Fund defines “Web3 Companies” as those companies selected for inclusion in the Index. “Web 1.0” describes the era of decentralized, open protocols, where most online activity involved navigating to individual static webpages. “Web 2.0” describes the era of internet centralization, where most communication and commercial activity occurs on closed platforms owned by a small number of corporations that are subject to government regulations. “Web 3.0” or “Web3” imagines a future era of internet decentralization that replaces the system where a small number of companies can exert such a strong influence over internet users. Web3 refers to an evolution in the core architecture of the internet that leverages blockchain technology to make the internet more decentralized, secure and open. By providing all users the opportunity to own data and property in the digital world without relying on centralized intermediaries, Web3 provides an internet experience in which data privacy, decentralized ownership and community consensus act as key pillars of the ecosystem. However, there is no guarantee that the promise of Web3 will ever be fully realized. For more information, please see “Principal Risks” below.

The Index utilizes a rules-based security selection methodology administered with input from the Bitwise Web3 Classification Group (the “Index Classification Group”). The Index’s initial starting universe is composed of all securities listed for trading on eligible securities exchanges. In general, a stock exchange will qualify as an eligible stock exchange if there is not an undue burden for U.S. investors to access and settle trades on that exchange in a timely fashion. These securities are then subjected to a number of eligibility screens based upon size, liquidity and free float. Securities with the following characteristics are removed from Index eligibility: (i) shares of companies with a minimum full market capitalization of less than $100,000,000; (ii) shares with a 3-month average daily traded value lower than $1 million; (iii) shares with a price above $50,000; and (iv) shares with a free float of less than 10%.

From the remaining pool of eligible securities, the Index Classification Group, a committee of industry experts employed by an affiliate of the Adviser, first seeks to identify those companies that will enable Web3, benefit from it, and/or see a material impact on their businesses from the growth of Web3. After such companies are identified, the Index Classification Group uses its expert knowledge, supported by information from corporate announcements and filings, public presentations, patent filings, third-party industry assessments, media coverage and scientific literature, and subject matter expert interviews, to determine the degree to which each company’s primary business model, business operations and/or growth prospects rely on the growth of one or more of the Web3 themes identified in the Index methodology: Web3 Finance, Web3 Infrastructure Providers, Web3-Enabled Creator Economy, Web3-Enabled Metaverse and Digital Worlds and Web3 Development and Governance. Additional information about each theme is set forth below.

1.	Web3 Finance: The emergence of Web3 will facilitate digital ownership and property rights by leveraging cryptography and blockchain technology. Companies are eligible for classification as Web3 Finance companies if they facilitate the ownership, transfer, trading, lending, or use of Web3 digital assets and cryptocurrencies in a financial manner.

2.	Web3 Infrastructure Providers: The emergence of Web3 will enable individuals to own their own data and property on the internet in a decentralized manner, which will create new ways to interact with the digital world. Companies are eligible for classification as Web3 Infrastructure Provider companies if they provide technological capabilities that will be in high demand in a Web3-enabled world. These capabilities include privacy, computation and storage, cybersecurity, networking technology, graphical processing, computing facilities and equipment, hashrate, application programming interfaces (“APIs”), and distributed bandwidth.

3.	Web3-Enabled Creator Economy: The emergence of Web3 and digital ownership will empower individuals to build businesses, brands, and services in new ways and with a more direct connection between creators and their customers. Companies are eligible for classification as Web3-Enabled Creator Economy companies if their future growth prospects depend on helping individuals create, promote, design, build or sell goods and services on the internet in a manner that the individual seller retains control over the relationship with the buyer, rather than the platform retaining control over the relationship with the buyer.

4.	Web3-Enabled Metaverse and Digital Worlds: The emergence of Web3 facilitates the growth of open Metaverses and interconnected immersive digital worlds by allowing for interoperability and digital property rights. Companies are eligible for classification as Web3-Enabled Metaverse and Digital Worlds companies if they will directly benefit from this growth or participate in the design of these open and interconnected immersive digital worlds.

5.	Web3 Development and Governance: The emergence of Web3 has created new platforms with a new architecture wherein the community is responsible for development and governance of the platforms themselves. Companies eligible for classification as Web3 Development and Governance companies are those that contribute to development and governance of Web3 platforms themselves, or which provide specialized services or tools to enable individuals and other community members to do so.

The Index Classification Group classifies relevant companies as Tier 1, Tier 2 or Tier 3 Web3 companies pursuant to the criteria set forth below. At each quarterly rebalance, the Fund will invest at least 85% of its net assets plus borrowings in Tier 1 Web3 Companies and Tier 2 Web3 Companies. Once determined, the Index selects up to the thirty Tier 1 and Tier 2 securities with the largest modified market capitalizations, defined as follows: Tier 1 securities are assigned a modified market capitalization equal to 4x their natural market capitalization, while Tier 2 securities are assigned their natural market capitalization. The Index also selects up to ten Tier 3 securities with the largest market capitalizations and includes each as a component of the Index.

Tier 1 Companies: Companies for which all or substantially all of their primary business models and/or growth prospects are directly linked to business activities associated with one or more of the Web3 themes.

Tier 2 Companies: Companies for which a majority of their business operations and/or growth prospects are directly linked to business activities associated with one or more of the Web3 themes.

Tier 3 Companies: Companies for which a material part of their business operations and/or growth prospects are directly linked to business activities associated with one or more of the Web3 themes. This group, however, will still have the majority of their business operations and/or growth prospects linked to activities outside of Web3.

The Index weights component securities pursuant to a modified market capitalization weighing methodology. At each quarterly rebalance, the Index allocates 85% of its weight to Tier 1 and Tier 2 constituents and 15% of its weight to Tier 3 constituents. Within the 85% index weight allocated to Tier 1 and Tier 2 constituents, Tier 1 and Tier 2 constituents are initially assigned a weight pursuant to their market capitalization. Tier 1 constituent weights are then modified so that they receive a weight equal to 4X their natural market capitalization weight, while Tier 2 constituents receive a weight equal to their natural market capitalization weight. The 15% index weight allocated to Tier 3 constituents is equally distributed among each Tier 3 constituent.

The Index may be comprised of securities issued by companies with small, mid or large capitalizations operating in developed or emerging market countries. For determining which countries are “emerging market countries,” the Index relies upon the classifications of an unaffiliated third-party index provider.

The Index is rebalanced and reconstituted quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. In addition, if at any time the cumulative Index weight of Tier 1 and Tier 2 companies falls below 80% as of the close of any U.S. business day, the Index will enact an intra-quarter reweighting, and the weights of Tier 1 and Tier 2 constituents will be reset in aggregate to 85% of the portfolio.

The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of April 14, 2026, the Index was concentrated in companies comprising the communications services sector and information technology sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Index Provider is an affiliate of the Adviser. The Index Provider may prescribe changes to the selection criteria and other rules governing the Index and the method applied to calculate the Index, which it deems to be necessary and desirable in order to prevent material errors or to remedy, correct or supplement the Index methodology.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index.
Bitwise COIN Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of COIN, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of COIN through the purchase and sale of a combination of call and put option contracts that utilize COIN as the reference asset. The Fund will also sell call options that utilize COIN as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by COIN.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize COIN as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize COIN as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, COIN) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to COIN through the use of options contracts that use COIN as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to COIN. The Fund’s synthetic exposure to COIN is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of COIN. The Fund will primarily gain exposure to increases in value experienced by COIN through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by COIN through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of COIN both on the upside and downside. The Fund intends to continuously maintain exposure to COIN through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference COIN at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of COIN. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of COIN’s share price beyond a certain point. If the share price of COIN increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if COIN’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to COIN and the sold COIN call positions) will limit the Fund’s participation in gains of COIN’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of COIN into current income. Such income may be less than the upside return of COIN. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to COIN equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which COIN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which COIN is assigned). As of March 1, 2026, COIN is assigned to the “diversified financials” industry group of the financials sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in COIN.

2.	The Fund’s strategy is subject to all potential losses if shares of COIN decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of COIN.

4.	Fund shareholders are not entitled to any COIN dividends.

Additional Information About COIN

Coinbase Global, Inc. provides a platform for customers to engage with digital assets, including trading, staking, safekeeping, spending and transferring. It also provides critical infrastructure for on-chain activities. COIN has substantial holdings of bitcoin and other digital assets. Such holdings are not only highly volatile, but highly speculative. A digital asset is a digital representation of value or rights that utilizes cryptographic technology and is typically issued and transferred via a public, permissionless blockchain, ensuring decentralized and transparent transactions without the need for intermediaries. These assets can be created through various mechanisms, including mining, staking, or smart contracts, which automate and enforce agreements on the blockchain. Digital assets serve multiple use cases, such as digital currencies (e.g., bitcoin), decentralized finance (DeFi), non-fungible tokens (NFTs), and enterprise applications, enabling secure and efficient peer-to-peer transactions, programmable financial services, and digital ownership verification. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Coinbase Global, Inc. can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations to investors as to the performance of COIN.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize COIN as the reference asset.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which COIN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which COIN is assigned).
Bitwise CRCL Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of CRCL, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of CRCL through the purchase and sale of a combination of call and put option contracts that utilize CRCL as the reference asset. The Fund will also sell call options that utilize CRCL as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by CRCL.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize CRCL as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize CRCL as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price, and the expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash-settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, CRCL) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to CRCL through the use of options contracts that use CRCL as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to CRCL. The Fund’s synthetic exposure to CRCL is achieved through the combination of purchasing call options and selling put options generally at the same strike price which, synthetically creates the upside and downside participation in the price returns of CRCL. The Fund will primarily gain exposure to increases in value experienced by CRCL through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by CRCL through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of CRCL both on the upside and downside. The Fund intends to continuously maintain exposure to CRCL through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference CRCL at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of CRCL. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of CRCL’s share price beyond a certain point. If the share price of CRCL increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if CRCL’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to CRCL and the sold CRCL call positions) will limit the Fund’s participation in gains of CRCL’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of CRCL into current income. Such income may be less than the upside return of CRCL. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CRCL equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which CRCL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which CRCL is assigned). As of March 1, 2026, CRCL is assigned to the “diversified financials” industry group of the financials sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in CRCL.

2.	The Fund’s strategy is subject to all potential losses if shares of CRCL decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of CRCL.

4.	Fund shareholders are not entitled to any CRCL dividends.

Additional Information About CRCL

Circle Internet Group, Inc. is a peer-to-peer payments company that serves as the issuer of stablecoins. A stablecoin is a digital asset whose value is designed to track the price of an underlying asset or another unit of value. CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Circle Internet Group, Inc. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Circle Internet Group, Inc. can be located by reference to the SEC Commission file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations investors as to the performance of CRCL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize CRCL as the reference asset.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which CRCL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which CRCL is assigned).
Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of one or more exchange-traded products that hold ether directly or provide exposure to ether through investments in futures contracts that utilize ether as a reference asset (each, an “Ether ETP,” and together, the “Ether ETPs”), subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of the Ether ETP(s) through the purchase and sale of a combination of call and put option contracts that utilize an Ether ETP as the reference asset (“Ether ETP Call Options” and “Ether ETP Put Options,” respectively, and together, “Ether ETP Options”). The Fund will also sell Ether ETP Call Options in seeking to generate income in the form of option premiums. However, the sale of Ether ETP Call Options to generate income will also limit the degree to which the Fund will participate in investment gains experienced by the Ether ETP(s). The Fund does not invest directly in ether.

The Fund will invest at least 80% of its net assets plus borrowings in Ether ETP Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize an Ether ETP as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, an Ether ETP) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to the Ether ETP(s) through the use of Ether ETP Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Ether ETP(s). The Fund’s synthetic exposure to the Ether ETP(s) is achieved through the combination of purchasing Ether ETP Call Options and selling Ether ETP Put Options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of the Ether ETP(s). The Fund will primarily gain exposure to increases in value experienced by the Ether ETP(s) through the purchase of Ether ETP Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Ether ETP(s) through the sale of Ether ETP Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Ether ETP Call Options and sold Ether ETP Put Options generally provide exposure to price returns of the Ether ETP(s) both on the upside and downside. The Fund intends to continuously maintain exposure to the Ether ETP(s) through the use of Ether ETP Options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell Ether ETP Call Options at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of an Ether ETP. It is important to note that the sale of these Ether ETP Call Options to generate income will limit the Fund’s ability to participate in increases in value of an Ether ETP’s share price beyond a certain point. If the share price of an Ether ETP increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if an Ether ETP’s share price appreciates in value beyond the strike price of one or more of the Ether ETP Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETP(s) and the sold Ether ETP Call Options) will limit the Fund’s participation in gains of an Ether ETP’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Ether ETP(s) into current income. Such income may be less than the upside return of the Ether ETP(s). It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s Ether ETP Options and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Ether ETP(s) equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in an Ether ETP.

2.	The Fund’s strategy is subject to all potential losses if shares of Ether ETPs decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of an Ether ETP.

Additional Information About the Ether ETPs

The Ether ETPs serving as the reference asset for Ether ETP Options may be structured as ETPs that hold ether directly (“Spot Ether ETPs”) or as ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (“Ether Futures ETFs”).

Spot Ether ETPs are organized as Delaware statutory trusts, issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of ether. Each Spot Ether ETP aims to closely track ether’s price performance. Spot Ether ETPs are not registered as investment companies under the 1940 Act. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Spot Ether ETPs. Moreover, Spot Ether ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Ether ETPs. Spot Ether ETPs are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and are subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the underlying issuer of a Spot Ether ETP pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Ether ETPs, can be located through the SEC’s website at www.sec.gov.

Ether Futures ETFs are registered under the 1940 Act and do not invest directly in ether. Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. Ether Futures ETFs generally seek to invest in cash-settled, front-month ether futures contracts. Certain Ether Futures ETFs gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because such Ether Futures ETFs intend to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), such Ether Futures ETFs intend to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year. An Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in Ether ETP Options.
Bitwise GME Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of GME, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of GME through the purchase and sale of a combination of call and put option contracts that utilize GME as the reference asset. The Fund will also sell call options that utilize GME as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by GME.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize GME as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize GME as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price, and the expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash-settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, GME) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to GME through the use of options contracts that use GME as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to GME. The Fund’s synthetic exposure to GME is achieved through the combination of purchasing call options and selling put options generally at the same strike price which, synthetically creates the upside and downside participation in the price returns of GME. The Fund will primarily gain exposure to increases in value experienced by GME through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by GME through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of GME both on the upside and downside. The Fund intends to continuously maintain exposure to GME through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference GME at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of GME. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of GME’s share price beyond a certain point. If the share price of GME increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if GME’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to GME and the sold GME call positions) will limit the Fund’s participation in gains of GME’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of GME into current income. Such income may be less than the upside return of GME. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to GME equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which GME is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which GME is assigned). As of March 1, 2026, GME is assigned to the “retailing” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in GME.

2.	The Fund’s strategy is subject to all potential losses if shares of GME decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of GME.

4.	Fund shareholders are not entitled to any GME dividends.

Additional Information About GME

GameStop Corp. is a video game, consumer electronics, and gaming merchandise retailer. GME is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GameStop Corp. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding GameStop Corp. can be located by reference to the SEC Commission file number 001-32637 through the SEC’s website at www.sec.gov. In addition, information regarding GameStop Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding GameStop Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding GameStop Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GME have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning GameStop Corp. could affect the value of the Fund’s investments with respect to GME and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations investors as to the performance of GME.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize GME as the reference asset.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which GME is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which GME is assigned).
Bitwise MARA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of MARA, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of MARA through the purchase and sale of a combination of call and put option contracts that utilize MARA as the reference asset. The Fund will also sell call options that utilize MARA as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by MARA.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MARA as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize MARA as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, MARA) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to MARA through the use of options contracts that use MARA as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to MARA. The Fund’s synthetic exposure to MARA is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of MARA. The Fund will primarily gain exposure to increases in value experienced by MARA through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by MARA through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of MARA both on the upside and downside. The Fund intends to continuously maintain exposure to MARA through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference MARA at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of MARA. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of MARA’s share price beyond a certain point. If the share price of MARA increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if MARA’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MARA and the sold MARA call positions) will limit the Fund’s participation in gains of MARA’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of MARA into current income. Such income may be less than the upside return of MARA. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MARA equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MARA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MARA is assigned). As of March 1, 2026, MARA is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MARA.

2.	The Fund’s strategy is subject to all potential losses if shares of MARA decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of MARA.

4.	Fund shareholders are not entitled to any MARA dividends.

Additional Information About MARA

MARA Holdings, Inc., formerly known as Marathon Digital Holdings, Inc., is a digital asset technology company specializing in cryptocurrency mining, particularly within the Bitcoin ecosystem. MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings, Inc. pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding MARA Holdings, Inc., can be located by reference to the Securities and Exchange Commission file number 001-36555 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. MARA has substantial holdings of bitcoin and other digital assets. Such holdings are not only highly volatile, but highly speculative.

The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MARA Holdings, Inc. could affect the value of the Fund’s investments with respect to MARA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of MARA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MARA as the reference asset.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MARA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MARA is assigned).
Bitwise MSTR Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of MSTR, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of MSTR through the purchase and sale of a combination of call and put option contracts that utilize MSTR as the reference asset. The Fund will also sell call options that utilize MSTR as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by MSTR.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MSTR as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize MSTR as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, MSTR) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to MSTR through the use of options contracts that use MSTR as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to MSTR. The Fund’s synthetic exposure to MSTR is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of MSTR. The Fund will primarily gain exposure to increases in value experienced by MSTR through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by MSTR through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of MSTR both on the upside and downside. The Fund intends to continuously maintain exposure to MSTR through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference MSTR at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of MSTR. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of MSTR’s share price beyond a certain point. If the share price of MSTR increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if MSTR’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MSTR and the sold MSTR call positions) will limit the Fund’s participation in gains of MSTR’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of MSTR into current income. Such income may be less than the upside return of MSTR. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MSTR equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned). As of March 1, 2026, MSTR is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MSTR.

2.	The Fund’s strategy is subject to all potential losses if shares of MSTR decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of MSTR.

4.	Fund shareholders are not entitled to any MSTR dividends.

Additional Information About MSTR

Strategy Inc develops enterprise analytics software solutions. It is also an operating company committed to the continued development of the Bitcoin network through its activities in the financial markets, advocacy and technology innovation. A primary source of MSTR’s value is the amount of bitcoin it holds. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Strategy Inc pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Strategy Inc can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Strategy Inc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Strategy Inc from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy Inc could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor any of their respective affiliates, make any representations to investors as to the performance of MSTR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts that utilize MSTR as the reference asset.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned).
Bitwise Bitcoin Standard Corporations ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in the securities comprising the Index. The Fund, using a full replication approach, attempts to reproduce, before fees and expenses, the performance of the Index. The index provider, administrator and owner of the Index is Bitwise Index Services LLC (the “Index Provider”). Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”).

The Index seeks to provide exposure to the performance of corporations that have adopted the “bitcoin standard” (“Bitcoin Standard Corporations”). Such corporations are those that hold bitcoin as a corporate treasury asset. In order to be eligible for inclusion in the Index, a company must hold at least 1,000 bitcoin in its corporate treasury. The Index Provider relies upon quarterly and annual corporate reports to identify such eligible companies. Once identified, the Index Provider removes from consideration all companies without: (i) a market capitalization of at least $250 million; (ii) a three-month average daily traded value of at least $500,000; (iii) a public free float of less than 10% and (iv) a share price exceeding $50,000. The Index selects for inclusion each eligible security that complies with the size, liquidity and free float requirements. Each security selected for inclusion is then assigned weight based upon the market value of its bitcoin holdings, subject to certain diversification requirements. The largest constituent in the Index at each quarterly rebalancing will have its weight capped at 20% of the Index. The second largest constituent of the Index at each quarterly rebalancing will have its weight capped at 12% of the Index. No other constituent can have a weight higher than 10% of the Index. Any excess weight will be reallocated to other constituents on an equal-weighted basis.

The Fund will invest at least 80% of its net assets plus borrowings in securities issued by Bitcoin Standard Corporations. For purposes of compliance with this test, the Fund defines “Bitcoin Standard Corporations” as those companies selected for inclusion in the Index.

The Fund will not invest directly in bitcoin, derivatives that reference bitcoin, exchange-traded commodity-based trusts whose business consists solely of buying and holding bitcoin, or other exchange-traded products that seek to provide “pure-play” or leveraged exposure to bitcoin. The Fund’s holdings will be equity securities in the form of common stock, depositary receipts (both American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), tracking stocks and other equity units. Such securities may be issued be U.S. and non-U.S. companies, including companies operating in emerging market countries. Such companies may have small-, mid- or large-capitalizations.

The Index is rebalanced and reconstituted quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.

The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 1, 2026, the Index was concentrated in companies comprising the information technology sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Index Provider is an affiliate of the Adviser. The Index Provider may prescribe changes to the selection criteria and other rules governing the Index and the method applied to calculate the Index, which it deems to be necessary and desirable in order to prevent material errors or to remedy, correct or supplement the Index methodology.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information about Bitcoin

Bitcoin is a decentralized digital currency that enables peer-to-peer transactions without the need for a central authority. It operates on the Bitcoin blockchain, a public ledger that records all transactions in a secure and transparent manner. The primary use case of the Bitcoin blockchain is to facilitate the transfer of value between parties, effectively serving as a digital alternative to traditional currencies.

New bitcoins are introduced into circulation through a process called mining, where participants validate transactions and add them to the blockchain. Miners are rewarded with a fixed number of bitcoins for each block they successfully add, with this reward halving approximately every four years to control the supply. As of March 1, 2026, there were approximately 19,997,000 bitcoins in circulation, with a maximum supply capped at 21 million, a limit expected to be reached around the year 2140.

While bitcoin’s price has been significantly influenced by speculative trading, its valuation is also impacted by the underlying health and performance of the Bitcoin network. Key metrics such as the network’s hash rate (a measure of computational power), the number of active addresses, and transaction volumes can provide insights into network security, user adoption, and overall activity, all of which contribute to bitcoin’s valuation.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in the securities comprising the Index.
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities comprising the Index and in depositary receipts representing securities of the Index. The Index was designed by Bitwise Index Services, LLC (the “Index Provider”) to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, and other financial institutions servicing primarily crypto-related clientele (i.e., the crypto ecosystem). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of Crypto Innovators, as defined below.

In constructing the Index, the Index Provider identifies a two-tiered universe of companies as follows:

1)       Tier 1 Companies (“Crypto Innovators”). Companies that: (a) derive more than 75% of their revenue directly from the crypto ecosystem; or (b) have more than 75% of their net assets accounted for by direct holdings of bitcoin or ether; and, in either case, are not involved in bankruptcy proceedings. Crypto Innovators will make up 85% of the Index at the time of each rebalance.

2)       Tier 2 Companies. Companies that are not classified as Crypto Innovators, have a market capitalization of at least $10 billion, and either: (a) have a significant dedicated business initiative explicitly focused on the crypto ecosystem that is reported in at least one of the company’s official quarterly or annual filings from the past 12 months, including initiatives involving the purchase, sale, development, custody, mining, trading, transacting in, processing transactions with, or holding of crypto assets or derivative instruments that track the value of crypto assets; or (b) hold at least $100 million of bitcoin or ether as a balance sheet asset. Tier 2 Companies will make up 15% of the Index at the time of each rebalance.

Companies identified as part of the universe described above are then subject to certain eligibility criteria, including that the company’s shares be listed on an eligible stock exchange, as determined by the Index Provider. Companies are also screened for size (companies must have a minimum market capitalization of at least $100 million at the time of initial inclusion), liquidity (shares must have a three-month average daily traded value of at least $1 million), and free float (shares must have a free float, which refers to the portion of shares publicly available for purchase on the secondary market, of at least 10%). Shares of common stock, units, tracking stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class is included as determined by the average daily traded value for the six-month period preceding the date companies are screened for inclusion. The Index may include securities of non-U.S. issuers (including emerging market issuers), China A-shares (shares of mainland China-based companies that trade on the Chinese stock exchanges), and securities issued in an initial public offering (“IPO”). The Index may include companies that only have indirect involvement in the crypto ecosystem.

After applying the above screening criteria, the Index comprises the top 20 Crypto Innovators and the top 10 Tier 2 Companies, in each case selected by market capitalization. Crypto Innovators are weighted according to free float-adjusted market capitalization and Tier 2 Companies are equally weighted. For all companies included in the Index, the exposure to the securities of any single issuer is limited to 10%. The Index is reconstituted and rebalanced on a quarterly basis. If, in between quarterly rebalances, the cumulative weight of Crypto Innovators falls below 80% of the Index, the Index Provider will implement a special rebalance to restore the cumulative weight of Crypto Innovators to be 85% of the Index.

The Fund will not invest in crypto assets directly or through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to crypto assets by virtue of its investments in companies that use one or more crypto assets as part of their business activities or that hold crypto assets as proprietary investments. Because the Fund will not invest directly in any cryptocurrency, it will not track the price movements of any cryptocurrency.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Bitwise Investment Manager, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2026, the Fund was concentrated in companies comprising the information technology sector, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of Crypto Innovators, as defined below.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of one or more exchange-traded products that hold bitcoin (each, a “Bitcoin ETP,” and together, the “Bitcoin ETPs”), subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of the Bitcoin ETP(s) through the purchase and sale of a combination of call and put option contracts that utilize a Bitcoin ETP or an index of Bitcoin ETPs (a “Bitcoin ETP Index”) as the reference asset (“Bitcoin ETP Call Options” and “Bitcoin ETP Put Options,” respectively, and together, “Bitcoin ETP Options”). The Fund will also sell Bitcoin ETP Call Options in seeking to generate income in the form of option premiums. However, the sale of Bitcoin ETP Call Options to generate income will also limit the degree to which the Fund will participate in investment gains experienced by the Bitcoin ETP(s). The Fund does not invest directly in bitcoin.

The Fund will invest at least 80% of its net assets plus borrowings in Bitcoin ETP Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will determine whether to utilize Bitcoin ETP Options that use a Bitcoin ETP or a Bitcoin ETP Index as the reference asset based upon a range of factors, including, but not limited to, whether it is seeking exposure to the performance of a single Bitcoin ETP or the aggregate performance of a group of Bitcoin ETPs, the liquidity of the various Bitcoin ETP Options and Bitcoin ETP Option position limits.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize a Bitcoin ETP or Bitcoin ETP Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, a Bitcoin ETP or a Bitcoin ETP Index) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to the Bitcoin ETP(s) through the use of Bitcoin ETP Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Bitcoin ETP(s). The Fund’s synthetic exposure to the Bitcoin ETP(s) is achieved through the combination of purchasing Bitcoin ETP Call Options and selling Bitcoin ETP Put Options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of the Bitcoin ETP(s). The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP(s) through the purchase of Bitcoin ETP Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETP(s) through the sale of Bitcoin ETP Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Bitcoin ETP Call Options and sold Bitcoin ETP Put Options generally provide exposure to price returns of the Bitcoin ETP(s) both on the upside and downside. The Fund intends to continuously maintain exposure to the Bitcoin ETP(s) through the use of Bitcoin ETP Options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell Bitcoin ETP Call Options at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of a Bitcoin ETP. It is important to note that the sale of these Bitcoin ETP Call Options to generate income will limit the Fund’s ability to participate in increases in value of a Bitcoin ETP’s share price beyond a certain point. If the share price of a Bitcoin ETP increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if a Bitcoin ETP’s share price appreciates in value beyond the strike price of one or more of the Bitcoin ETP Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETP(s) and the sold Bitcoin ETP Call Options) will limit the Fund’s participation in gains of a Bitcoin ETP’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETP(s) into current income. Such income may be less than the upside return of the Bitcoin ETP(s). It is expected that the call options the Fund sells to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s Bitcoin ETP Options and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Bitcoin ETP(s) equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in a Bitcoin ETP.

2.	The Fund’s strategy is subject to all potential losses if shares of Bitcoin ETPs decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of a Bitcoin ETP.

The Fund will determine whether to utilize Bitcoin ETP Options that use a Bitcoin ETP or a Bitcoin ETP Index as the reference asset based upon a range of factors, including, but not limited to, whether it is seeking exposure to the performance of a single Bitcoin ETP or the aggregate performance of a group of Bitcoin ETPs, the liquidity of the various Bitcoin ETP Options and Bitcoin ETP Option position limits.

Additional Information About the Bitcoin ETPs

The Bitcoin ETPs are organized as Delaware statutory trusts, issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of bitcoin. Each Bitcoin ETP aims to closely track bitcoin’s price performance. These Bitcoin ETPs are not registered as investment companies under the 1940 Act. Additionally, their sponsors are not registered with the SEC as investment advisers and, therefore, are not subject to SEC regulation in that capacity regarding their activities related to managing the Bitcoin ETPs. Moreover, the Bitcoin ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Bitcoin ETPs.

The underlying issuers of Bitcoin ETPs are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and are subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the underlying issuer of a Bitcoin ETP pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding Bitcoin ETPs, can be located through the SEC’s website at www.sec.gov.

In particular, the Fund expects to have significant exposure to the Bitwise Bitcoin ETF (“BITB”), a Bitcoin ETP. BITB’s shares are listed on the NYSE Arca, Inc. under the ticker symbol “BITB.” BITB’s investment objective is to seek to provide exposure to the value of bitcoin held by the Trust, less the expenses of BITB’s operations and other liabilities. Bitwise Investment Advisers, LLC, an affiliate of the Fund’s investment adviser, serves as the sponsor to BITB.

Additional Information about the Bitcoin ETP Index

The Cboe Bitcoin U.S. ETF Index (CBTX) is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETPs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) Options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in Bitcoin ETP Options.
Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide current income while providing exposure to the share price (i.e., the price returns) of BITQ, subject to a limit on potential investment gains. The Fund seeks to achieve these investment objectives through the use of a synthetic covered call strategy. The Fund seeks to provide its synthetic exposure to the price return of BITQ through the purchase and sale of a combination of call and put option contracts that utilize BITQ as the reference asset. The Fund will also sell call options that utilize BITQ or the securities held by BITQ (each, a “BITQ Constituent”, and collectively, the “BITQ Constituents”) as the reference asset to generate income in the form of option premiums, but will also limit the degree to which the Fund will participate in investment gains experienced by BITQ.

The Fund will invest at least 80% of its net assets plus borrowings in options contracts with reference assets that cumulatively provide exposure to the performance of BITQ. Such option contracts may utilize BITQ itself as the reference asset or such option contracts may utilize the BITQ Constituents that approximately replicate the performance of BITQ as the reference assets. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange®  options (“FLEX Options”) that utilize BITQ or a BITQ Constituent as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, BITQ) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its exposure to BITQ through the use of options contracts that use BITQ as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy,” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to BITQ. The Fund’s synthetic exposure to BITQ is achieved through the combination of purchasing call options and selling put options generally at the same strike price, which synthetically creates the upside and downside participation in the price returns of BITQ. The Fund will primarily gain exposure to increases in value experienced by BITQ through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by BITQ through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of BITQ both on the upside and downside. The Fund intends to continuously maintain exposure to BITQ through the use of options. When such options expire or are exercised, the Fund will enter into new options. This is a practice referred to as “rolling.” The Fund’s practice of rolling options may result in higher levels of portfolio turnover.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference BITQ or a BITQ Constituent at a strike price that is expected to be approximately between 0% and 15% above the then-current share price of BITQ or the BITQ Constituent, as applicable. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of BITQ’s or the BITQ Constituent’s share price beyond a certain point. If the share price of BITQ or a BITQ Constituent increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if BITQ’s or the BITQ Constituent’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BITQ and the sold BITQ or BITQ Constituent call positions) will limit the Fund’s participation in gains of BITQ’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of BITQ into current income. Such income may be less than the upside return of BITQ. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one year or less and will be held to or close to expiration.

In addition to the options contracts, the Fund will also invest in cash and short-term U.S. Treasury securities, which will serve to collateralize the Fund’s options positions and provide additional income. The market value of the cash and short-term U.S. Treasury securities held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BITQ equal to at least 100% of the Fund’s total assets.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries in which BITQ is concentrated. As of July 25, 2025, BITQ is concentrated in the industry or group of industries comprising the financial sector and the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in BITQ.

2.	The Fund’s strategy is subject to all potential losses if shares of BITQ decrease in value, which may not be offset by income received by the Fund.

3.	The Fund does not invest directly in shares of BITQ.

4.	Fund shareholders are not entitled to any BITQ dividends.

Additional Information About BITQ

BITQ is an ETF that seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “BITQ Index”). The BITQ Index was designed by Bitwise Index Services, LLC (the “Index Provider”), an affiliate of the Fund’s investment adviser, to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto-related clientele (i.e., the crypto ecosystem). Under normal circumstances, BITQ invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of Crypto Innovators, as defined below.

In constructing the BITQ Index, the Index Provider identifies a two-tiered universe of companies as follows:

1)       Tier 1 Companies (“Crypto Innovators”). Companies that: (a) derive more than 75% of their revenue directly from the crypto ecosystem; or (b) have more than 75% of their net assets accounted for by direct holdings of bitcoin or ether, and, in either case, are not involved in bankruptcy proceedings. Crypto Innovators will make up 85% of the Index at the time of each rebalance.

2)       Tier 2 Companies. Companies that are not classified as Crypto Innovators, have a market capitalization of at least $10 billion, and either: (a) have a significant dedicated business initiative explicitly focused on the crypto ecosystem that is reported in at least one of the company’s official quarterly or annual filings from the past 12 months, including initiatives involving the purchase, sale, development, custody, mining, trading, transacting in, processing transactions with, or holding of crypto assets or derivative instruments that track the value of crypto assets; or (b) hold at least $100 million of bitcoin or ether as a balance sheet asset. Tier 2 Companies will make up 15% of the Index at the time of each rebalance.

Companies identified as part of the universe described above are then subject to certain eligibility criteria, including that the company’s shares be listed on an eligible stock exchange, as determined by the Index Provider. Companies are also screened for size (companies must have a minimum market capitalization of at least $100 million at the time of initial inclusion), liquidity (shares must have a three-month average daily traded value of at least $1 million), and free float (shares must have a free float, which refers to the portion of shares publicly available for purchase on the secondary market, of at least 10%). Shares of common stock, units, tracking stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are eligible for inclusion in the BITQ Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class is included as determined by the average daily traded value for the six-month period preceding the date companies are screened for inclusion. The BITQ Index may include securities of non-U.S. issuers (including emerging market issuers), China A-shares (which are shares of mainland China-based companies that trade on the Chinese stock exchanges) and securities issued in an initial public offering (“IPO”). The BITQ Index may include companies that only have indirect involvement in the crypto ecosystem. After applying the above screening criteria, the BITQ Index comprises the top 20 Crypto Innovators and the top 10 Tier 2 Companies, in each case selected by market capitalization. Crypto Innovators are weighted according to free float-adjusted market capitalization and Tier 2 Companies are equally weighted.

BITQ is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of BITQ pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding BITQ, can be located through the SEC’s website at www.sec.gov.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets plus borrowings in options contracts with reference assets that cumulatively provide exposure to the performance of BITQ.